Share Based Payment (Details) - Schedule of Share Options and RSUs Outstanding and Weighted Average Exercise Prices - Options [Member]	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Share Based Payment (Details) - Schedule of Share Options and RSUs Outstanding and Weighted Average Exercise Prices [Line Items]
Number of options Outstanding at beginning of year:	7,001,800	4,235,525	2,206,321
Average exercise price Outstanding at beginning of year:	$ 0.88	$ 1.52	$ 2
Number of options Granted	1,473,748	3,348,060	2,575,077
Average exercise price Granted	$ 0.34	$ 0.4	$ 1.31
Number of options Exercised	(224,463)	(46,561)	(69,807)
Average exercise price Exercised	$ 0.1
Number of options Forfeited	(768,269)	(277,196)	(472,898)
Average exercise price Forfeited	$ 0.56	$ 1.51	$ 1.23
Number of options Expired	(346,096)	(258,028)	(3,168)
Average exercise price Expired	$ 1.08	$ 4.52	$ 19.75
Number of options Outstanding at end of year	7,136,720	7,001,800	4,235,525
Average exercise price Outstanding at end of year	$ 0.67	$ 0.88	$ 1.52
Number of options Exercisable at end of year	3,605,391	2,087,181	883,567
Average exercise price Exercisable at end of year	$ 1.09	$ 1.31	$ 2.19